PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)

Common Stocks – 97.2% of Net Assets

	Belgium – 0.9%
162,411	KBC Group NV	$7,707,049

	Brazil – 2.2%
21,497	MercadoLibre, Inc.(a)	17,794,787

	Denmark – 7.9%
324,706	Novo Nordisk A/S, Class B	32,346,496
270,527	Orsted A/S, 144A	21,561,200
635,066	Vestas Wind Systems A/S	11,693,381

		65,601,077

	France – 2.2%
568,803	Credit Agricole S.A.	4,617,559
98,678	EssilorLuxottica S.A.	13,412,591

		18,030,150

	Germany – 5.4%
234,864	Mercedes-Benz Group AG, (Registered)	11,876,374
115,746	SAP SE	9,432,736
235,478	Symrise AG	22,962,018

		44,271,128

	Hong Kong – 3.9%
2,431,511	AIA Group Ltd.	20,244,525
1,244,874	Prudential PLC	12,184,370

		32,428,895

	Japan – 5.5%
904,600	Sekisui House Ltd.	14,982,246
652,330	Takeda Pharmaceutical Co. Ltd.	16,939,563
476,300	Terumo Corp.	13,388,891

		45,310,700

	Netherlands – 3.0%
10,814	Adyen NV, 144A(a)	13,486,803
28,326	ASML Holding NV	11,734,861

		25,221,664

	Spain – 3.1%
2,721,432	Iberdrola S.A.	25,375,130

	Taiwan – 2.3%
279,847	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	19,186,310

	United Kingdom – 2.6%
5,185,806	Legal & General Group PLC	12,378,419
206,546	Unilever PLC	9,091,396

		21,469,815

Shares	Description	Value (†)

Common Stocks – continued

	United States – 58.2%
76,227	Adobe, Inc.(a)	$20,977,670
96,379	American Water Works Co., Inc.	12,544,691
236,340	Aptiv PLC(a)	18,484,151
204,630	Ball Corp.	9,887,722
79,016	Bright Horizons Family Solutions, Inc.(a)	4,555,272
98,098	Danaher Corp.	25,337,732
25,405	Deere & Co.	8,482,475
726,986	eBay, Inc.	26,760,355
204,875	Ecolab, Inc.	29,588,048
91,767	Edwards Lifesciences Corp.(a)	7,582,707
96,909	Eli Lilly & Co.	31,335,525
45,130	Estee Lauder Cos., Inc. (The), Class A	9,743,567
42,033	Intuitive Surgical, Inc.(a)	7,878,666
140,283	Mastercard, Inc., Class A	39,888,068
171,904	Microsoft Corp.	40,036,442
296,189	NextEra Energy, Inc.	23,224,179
111,668	NVIDIA Corp.	13,555,379
73,532	Roper Technologies, Inc.	26,445,048
75,757	Signature Bank	11,439,307
298,218	Sunrun, Inc.(a)	8,227,835
9,420	SVB Financial Group(a)	3,163,048
84,054	Thermo Fisher Scientific, Inc.	42,631,348
314,661	Verizon Communications, Inc.	11,947,678
142,378	Visa, Inc., Class A	25,293,452
74,385	Watts Water Technologies, Inc., Series A	9,352,426
149,541	Xylem, Inc.	13,063,902

		481,426,693

	Total Common Stocks (Identified Cost $1,030,393,090)	803,823,398

Principal Amount
Short-Term Investments – 0.8%
$6,673,663	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $6,674,275 on 10/03/2022 collateralized by $6,941,100 U.S. Treasury Note, 3.500% due 9/15/2025 valued at $6,807,158 including accrued interest(b) (Identified Cost $6,673,663)	6,673,663

	Total Investments – 98.0% (Identified Cost $1,037,066,753)	810,497,061
	Other assets less liabilities – 2.0%	16,840,115

	Net Assets – 100.0%	$827,337,176

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of Rule 144A holdings amounted to $35,048,003 or 4.2% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$7,707,049	$—	$7,707,049
Denmark	—	65,601,077	—	65,601,077
France	—	18,030,150	—	18,030,150
Germany	—	44,271,128	—	44,271,128
Hong Kong	—	32,428,895	—	32,428,895
Japan	—	45,310,700	—	45,310,700
Netherlands	—	25,221,664	—	25,221,664
Spain	—	25,375,130	—	25,375,130
United Kingdom	—	21,469,815	—	21,469,815
All Other Common Stocks*	518,407,790	—	—	518,407,790

Total Common Stocks	518,407,790	285,415,608	—	803,823,398

Short-Term Investments	—	6,673,663	—	6,673,663

Total	$518,407,790	$292,089,271	$—	$810,497,061

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2022 (Unaudited)

Software	11.7%
Pharmaceuticals	9.8
IT Services	9.5
Electric Utilities	8.5
Life Sciences Tools & Services	8.3
Chemicals	6.4
Insurance	5.4
Internet & Direct Marketing Retail	5.4
Semiconductors & Semiconductor Equipment	5.3
Health Care Equipment & Supplies	5.1
Machinery	3.7
Banks	3.3
Electrical Equipment	2.4
Personal Products	2.3
Auto Components	2.2
Other Investments, less than 2% each	7.9
Short-Term Investments	0.8

Total Investments	98.0
Other assets less liabilities	2.0

Net Assets	100.0%

Currency Exposure Summary at September 30, 2022 (Unaudited)

United States Dollar	63.5%
Euro	15.7
Danish Krone	7.9
Japanese Yen	5.5
British Pound	3.0
Hong Kong Dollar	2.4

Total Investments	98.0
Other assets less liabilities	2.0

Net Assets	100.0%